UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Quality Municipal Income Fund (NXJ)
	January 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.0% (99.1% of Total Investments)

	MUNICIPAL BONDS – 146.0% (99.1% of Total Investments)

	Consumer Discretionary – 0.4% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 1,720	5.000%, 1/01/32	4/17 at 100.00	Caa1	$ 1,260,829
1,485	5.125%, 1/01/37	4/17 at 100.00	Caa1	1,050,756
3,205	Total Consumer Discretionary			2,311,585
	Consumer Staples – 5.7% (3.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,325	4.500%, 6/01/23	6/17 at 100.00	Baa2	3,387,377
32,225	4.750%, 6/01/34	6/17 at 100.00	B–	28,615,473
4,890	5.000%, 6/01/41	6/17 at 100.00	B–	4,401,147
40,440	Total Consumer Staples			36,403,997
	Education and Civic Organizations – 17.0% (11.5% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University	12/23 at 100.00	A	1,962,136
	School of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	2,381,056
	Series 2015, 5.000%, 3/01/25
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	AA–	3,544,038
	Revenue Bonds, Tender Option Bond 2016-XF2357, Formerly Tender Option Bond Trust 3359,
	16.353%, 6/15/46 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA–	2,720,966
3,250	5.000%, 7/01/43	7/23 at 100.00	AA–	3,559,205
250	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB–	253,180
	2007D, 5.000%, 7/01/27
1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	7/25 at 100.00	AA	1,093,521
	2015H, 4.000%, 7/01/39 – AGM Insured
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/24 at 100.00	AA–	5,520,400
	2014A, 5.000%, 7/01/44
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	AA–	2,705,176
1,600	5.000%, 7/01/33	7/25 at 100.00	AA–	1,793,440
1,000	5.000%, 7/01/34	7/25 at 100.00	AA–	1,115,460
5,955	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	6,452,064
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,
	Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A2	1,589,745
1,000	5.375%, 7/01/41	7/20 at 100.00	A2	1,056,220
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/21 at 100.00	AAA	5,844,404
	Option Bond Trust 2015-XF0099, 12.424%, 7/01/39 (IF)
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	5,722,240
	Option Bond Trust 2015-XF0149, 12.575%, 7/01/44 (IF) (4)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding
	Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	598,010
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,139,208
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,140	5.000%, 7/01/32	7/21 at 100.00	Baa2	1,210,338
740	5.000%, 7/01/37	7/21 at 100.00	Baa2	776,386
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding	7/25 at 100.00	A–	1,317,360
	Series 2015C, 5.000%, 7/01/35
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D:
675	5.000%, 7/01/38	7/23 at 100.00	A–	742,082
1,935	5.000%, 7/01/43	7/23 at 100.00	A–	2,119,096
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/26 at 100.00	A–	1,613,174
	2016C, 3.000%, 7/01/46
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue,	7/26 at 100.00	A	2,134,540
	Refunding Series 2016A, 5.000%, 7/01/41
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth,	7/26 at 100.00	BB	937,580
	Series 2016D, 5.000%, 7/01/46
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/25 at 100.00	A+	4,933,829
	Series 2015C, 5.000%, 7/01/40
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA–	210,294
1,000	5.000%, 7/01/19	No Opt. Call	AA–	1,077,800
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien
	Series 2016-1A:
6,180	3.500%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	AA	5,553,101
1,430	4.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA	1,326,625
2,430	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	2,528,974
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
990	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,038,124
	5.000%, 12/01/25
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	1,015,162
	5.000%, 12/01/30
1,255	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	1,373,409
	5.750%, 12/01/27 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
4,005	4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	4,217,545
1,320	4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,392,772
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	535,555
	5.750%, 12/01/39 (Alternative Minimum Tax)
1,320	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A,	12/22 at 100.00	AA	1,303,276
	3.750%, 12/01/26 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
5,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/24 at 100.00	AA	5,089,050
2,575	4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	AA	2,597,763
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 2015-XF0151:
1,235	9.887%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,237,359
1,105	9.752%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,053,385
750	10.387%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	705,990
220	10.961%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	208,787
2,500	11.968%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	2,743,500
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	2,601,920
	Bond Trust 2016-XG0001, Formerly Tender Option Bond Trust PA-4643, 17.340%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A1	632,690
	5.000%, 7/01/42
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	2,509,277
	5.000%, 7/01/45
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, Formerly	5/23 at 100.00	AA–	3,158,630
	Tender Option Bond Trust 3339, 16.472%, 5/01/43 (IF) (4)
98,915	Total Education and Civic Organizations			108,945,842
	Financials – 1.6% (1.1% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
7,875	5.750%, 10/01/21	No Opt. Call	Ba2	8,249,929
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,737,345
9,375	Total Financials			9,987,274
	Health Care – 21.7% (14.7% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,
	Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	193,984
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	240,572
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,427,276
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,484,360
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,477,310
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,634,750
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,194,371
145	5.000%, 2/15/34	2/24 at 100.00	BBB+	151,824
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,036,931
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	6,750,260
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	AA–	234,653
	Series 2008A, 5.000%, 7/01/27
2,500	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	3,304,300
	Tender Option Bond Trust 2016-XG0047, 17.264%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,123,800
2,500	6.250%, 7/01/35	7/21 at 100.00	BB+	2,671,300
2,050	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,110,127
	University Hospital, Series 2007, 5.750%, 7/01/37
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	7/22 at 100.00	A+	1,284,839
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
2,570	5.250%, 7/01/31	7/23 at 100.00	A–	2,823,299
1,285	5.500%, 7/01/43	7/23 at 100.00	A–	1,409,851
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital	1/27 at 100.00	AA–	2,529,040
	Corporation, Refunding Series 2016, 4.000%, 7/01/41
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A+	10,836,200
	Refunding Series 2014A, 5.000%, 7/01/44
3,765	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	AA	3,802,386
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical
	Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A+	2,214,386
3,295	4.000%, 7/01/45	7/24 at 100.00	A+	3,207,518
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
4,155	3.750%, 7/01/27	No Opt. Call	A3	4,169,626
3,375	5.000%, 7/01/31	7/22 at 100.00	A3	3,650,400
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,588,830
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A+	3,389,910
3,000	5.000%, 7/01/26	7/22 at 100.00	A+	3,364,800
2,500	5.000%, 7/01/27	7/22 at 100.00	A+	2,797,250
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A+	1,599,394
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health,
	Series 2007:
7,520	5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	7,801,248
2,250	5.000%, 7/01/38	7/18 at 100.00	AA	2,339,933
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare
	System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	Baa2	929,119
1,055	5.000%, 7/01/33	7/26 at 100.00	Baa2	1,172,938
340	5.000%, 7/01/34	7/26 at 100.00	Baa2	374,864
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	A+	4,591,968
5,955	5.000%, 7/01/43	7/24 at 100.00	A+	6,440,868
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A+	4,421,280
	University Hospital, Series 2013A, 5.500%, 7/01/43
2,195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health	7/26 at 100.00	A+	2,389,104
	Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Refunding Series 2016:
1,250	4.000%, 7/01/34	7/26 at 100.00	BBB–	1,182,288
2,600	5.000%, 7/01/35	7/26 at 100.00	BBB–	2,743,754
1,700	5.000%, 7/01/36	7/26 at 100.00	BBB–	1,788,604
6,955	5.000%, 7/01/41	7/26 at 100.00	BBB–	7,290,022
5,805	4.000%, 7/01/48	7/26 at 100.00	BBB–	5,246,907
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	2,306,214
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital
	Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,108,634
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,172,557
131,060	Total Health Care			139,003,849
	Housing/Multifamily – 4.1% (2.8% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	1,945,600
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New	7/25 at 100.00	BBB–	6,147,475
	Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
3,870	5.750%, 6/01/31	6/20 at 100.00	Baa3	4,197,325
2,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	2,270,982
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,165	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,206,806
1,235	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,268,184
1,235	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,266,764
2,280	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	2,260,620
	4.000%, 11/01/45
4,870	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	4,866,445
	1.000%, 11/01/17
25,730	Total Housing/Multifamily			26,430,201
	Housing/Single Family – 3.4% (2.3% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
10,000	4.450%, 10/01/25	4/21 at 100.00	Aa2	10,585,700
10,000	4.650%, 10/01/29	4/21 at 100.00	Aa2	10,487,300
545	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	545,501
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
20,545	Total Housing/Single Family			21,618,501
	Industrials – 0.2% (0.2% of Total Investments)
1,340	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	1,348,817
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.215%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 2.4% (1.6% of Total Investments)
7,835	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	8,021,865
	Evergreens Project, Series 2007, 5.625%, 1/01/38
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	522,444
	Series 2014, 5.250%, 1/01/44
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	5,211,350
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/24 at 100.00	BBB–	1,509,024
	Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
14,755	Total Long-Term Care			15,264,683
	Tax Obligation/General – 6.9% (4.7% of Total Investments)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds,	9/24 at 100.00	AA	2,484,791
	Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured
825	Elizabeth, Union County, New Jersey, General Obligation Bonds, General Improvement Series	4/24 at 100.00	AA	836,253
	2014, 3.125%, 4/01/27 – AGM Insured
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds,	No Opt. Call	AA+	2,257,785
	Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	683,514
	Series 2012, 3.250%, 1/01/30
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,180,531
	Medford Township Board of Education, Burlington County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
710	5.000%, 3/01/22	No Opt. Call	Aa2	810,202
755	5.000%, 3/01/24	No Opt. Call	Aa2	879,054
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	2,209,176
	5.000%, 8/01/27
2,805	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds,	No Opt. Call	AAA	3,175,456
	Refunding Series 2016B, 4.000%, 8/01/24
2,280	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	2,554,694
	Refunding Series 2015, 5.000%, 3/01/38
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AAA	851,268
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	518,540
610	5.000%, 9/01/29	9/22 at 100.00	A+	678,570
300	5.000%, 9/01/31	9/22 at 100.00	A+	331,764
250	3.625%, 9/01/34	9/22 at 100.00	A+	250,033
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2016:
1,000	3.000%, 9/01/32	9/25 at 100.00	AA	946,370
1,000	3.000%, 9/01/33	9/25 at 100.00	AA	934,220
	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding
	Series 2014:
740	3.000%, 9/01/17	No Opt. Call	AA	748,902
400	5.000%, 9/01/22	No Opt. Call	AA	463,852
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
1,595	5.000%, 2/15/32	2/25 at 100.00	AA–	1,811,585
1,000	5.000%, 2/15/34	2/25 at 100.00	AA–	1,128,200
1,395	5.000%, 2/15/35	2/25 at 100.00	AA–	1,568,566
4,260	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	4,703,849
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds,	12/21 at 100.00	AA+	5,551,600
	Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	Aaa	2,728,171
	Bonds, Series 2011A, 5.000%, 6/15/41
1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,827,135
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,435	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding	9/24 at 100.00	AA	1,528,634
	Series 2014, 4.000%, 9/01/28 – BAM Insured
635	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2005,	7/17 at 100.00	AA	645,293
	5.000%, 7/01/27 – AGM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2010,	No Opt. Call	AA+	108,890
	5.000%, 7/15/19
40,755	Total Tax Obligation/General			44,396,898
	Tax Obligation/Limited – 32.9% (22.3% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	4,641,438
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding	No Opt. Call	AA+	4,870,108
	Series 2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	2,220,180
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
3,015	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	3,668,893
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
5,120	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	5,450,854
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	A	5,227,022
3,020	5.125%, 1/01/42	1/22 at 100.00	A	3,139,411
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	523,690
1,110	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	1,067,676
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson
	County Vocational Technical Schools Project, Series 2016:
10,560	5.000%, 5/01/46	5/26 at 100.00	AA	11,837,338
3,745	5.250%, 5/01/51	5/26 at 100.00	AA	4,268,364
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
310	5.000%, 6/15/21	No Opt. Call	BBB+	334,915
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,828,928
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,696,212
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB+	8,397,547
415	5.000%, 6/15/29	6/22 at 100.00	BBB+	436,974
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
440	5.125%, 6/15/27	6/17 at 100.00	Baa3	443,062
740	5.125%, 6/15/37	6/17 at 100.00	Baa3	743,589
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A3	5,168,700
	Bonds, Refunding Series 2014PP, 5.000%, 6/15/26
6,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A3	6,573,549
	Bonds, Refunding Series 2014UU, 5.000%, 6/15/27
12,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A3	12,177,840
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
6,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit	No Opt. Call	A3	6,333,000
	Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25
1,400	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A3	1,409,212
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
2,120	5.000%, 6/15/17 – FGIC Insured	4/17 at 100.00	AA–	2,127,229
3,750	5.000%, 6/15/18 – FGIC Insured	4/17 at 100.00	AA–	3,762,563
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes,
	Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,199,145
655	5.000%, 6/15/30	6/26 at 100.00	A+	690,593
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A3	16,318,004
	Appreciation Series 2010A, 0.000%, 12/15/30
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A3	8,838,639
	2006A, 5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	10,006,920
34,855	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	15,721,347
30,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	12,905,392
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A3	7,704,900
	5.000%, 12/15/26 – AMBAC Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A3	7,408,380
	5.000%, 12/15/24
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/25 at 100.00	AA	3,873,433
	Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	979,898
4,560	3.500%, 5/01/35	5/22 at 100.00	Aa3	4,469,256
2,500	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, County College	No Opt. Call	AA+	2,760,250
	Facility Project, Series 2014B, 5.000%, 2/01/20
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	22.106%, 5/01/28 (IF) (4)	No Opt. Call	Aaa	622,292
285	22.179%, 5/01/29 (IF) (4)	No Opt. Call	Aaa	628,596
200	22.179%, 5/01/30 (IF) (4)	No Opt. Call	Aaa	441,840
370	21.954%, 5/01/31 (IF) (4)	No Opt. Call	Aaa	816,775
385	22.071%, 5/01/32 (IF) (4)	No Opt. Call	Aaa	861,222
400	22.075%, 5/01/33 (IF) (4)	No Opt. Call	Aaa	892,780
415	22.179%, 5/01/34 (IF) (4)	No Opt. Call	Aaa	919,225
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield – Park Madison	No Opt. Call	AA+	7,526,702
	Redevelopment Project, Tender Option Trust 2016-XG0057, 15.967%, 3/01/34 (IF) (4)
261,000	Total Tax Obligation/Limited			210,933,883
	Transportation – 26.1% (17.7% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	4/17 at 100.00	AA–	5,653,563
	5.250%, 6/01/20 – NPFG Insured
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	2,614,920
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,423,266
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,043,199
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,548,176
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Refunding Series 2015:
440	3.000%, 7/01/27 – BAM Insured	7/25 at 100.00	AA	436,572
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,034,680
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,905,333
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds,
	Refunding Series 2012A:
2,150	5.000%, 7/01/24	7/22 at 100.00	A1	2,468,824
1,105	5.000%, 7/01/25	7/22 at 100.00	A1	1,260,054
650	4.000%, 7/01/26	7/22 at 100.00	A1	692,653
625	4.000%, 7/01/27	7/22 at 100.00	A1	661,638
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA	1,085,760
5,005	5.000%, 1/01/40	1/20 at 100.00	A	5,426,771
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	7,723,375
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,800	5.000%, 1/01/24	1/23 at 100.00	A–	1,995,642
1,635	5.000%, 1/01/25	1/23 at 100.00	A–	1,799,857
1,875	5.000%, 1/01/26	1/23 at 100.00	A–	2,065,013
3,595	5.000%, 1/01/27	1/23 at 100.00	A–	3,937,136
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	6,134,387
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/17 at 100.00	BB–	1,058,760
1,800	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,898,748
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	2,448,608
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,475,920
5,750	5.000%, 9/15/21	No Opt. Call	A	6,260,428
7,780	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	8,591,921
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	3,772,341
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	8,103,225
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,630,183
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 15.195%,	7/22 at 100.00	A+	5,053,685
	1/01/43 (IF) (4)
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	2,280,873
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/17 at 100.00	A2	2,757,535
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	8,194,361
	Ninth Series 2013, 5.000%, 12/01/43
5,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	5,763,213
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
19,655	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	4/17 at 100.00	AA–	19,947,465
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	4/17 at 100.00	AA–	12,310,494
155,175	Total Transportation			167,458,579
	U.S. Guaranteed – 13.5% (9.2% of Total Investments) (5)
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding	No Opt. Call	Aa2 (5)	29,763
	Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)
645	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	690,698
	1993, 8.000%, 9/15/18 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
2,625	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	2,688,026
5,435	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	5,565,494
1,545	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	A– (5)	1,582,095
2,910	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	A3 (5)	2,979,869
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
7,310	5.000%, 7/01/32 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	7,438,656
6,875	5.000%, 7/01/39 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	6,996,000
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	7/17 at 100.00	AAA	1,016,050
	2007E, 5.000%, 7/01/33 (Pre-refunded 7/01/17)
15	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	15,588
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	28,024
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	112,095
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	5,674
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	N/R (5)	32,210
	2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)
4,885	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	N/R (5)	5,153,431
	Series 2008A, 5.000%, 7/01/27 (Pre-refunded 7/01/18)
6,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	N/R (5)	6,958,606
	Medical Center, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A+ (5)	8,988,396
	Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	Baa3 (5)	5,388,300
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	4/17 at 100.00	AA (5)	4,281,158
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	666,261
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	334,263
410	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	N/R (5)	438,405
	Transformation Program, Series 2008A, 5.250%, 10/01/38 (Pre-refunded 10/01/18)
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AA– (5)	1,842,457
	5.500%, 3/01/22 – NPFG Insured (ETM)
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3 (5)	1,897,401
	Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured
305	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,	6/22 at 100.00	N/R (5)	355,093
	Series 2012A, 5.000%, 6/01/27 (Pre-refunded 6/01/22)
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2001A,	No Opt. Call	A3 (5)	13,647,110
	0.000%, 8/01/23 – NPFG Insured (ETM)
7,580	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (5)	7,753,203
	Eighth Series 2007, 5.000%, 8/15/32 (Pre-refunded 8/15/17) – AGM Insured
84,915	Total U.S. Guaranteed			86,884,326
	Utilities – 4.3% (2.9% of Total Investments)
13,500	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta	7/20 at 100.00	Ba2	13,391,055
	Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	1,751,223
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy
	Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,019,890
1,225	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,256,409
5,100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A+	5,559,255
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A+	2,167,908
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
2,300	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	2,511,117
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
26,675	Total Utilities			27,656,857
	Water and Sewer – 5.8% (4.0% of Total Investments)
	Bergen County Utilities Authority, New Jersey, Water Pollution Control System Revenue Bonds,
	Refunding Series 2014:
1,000	3.125%, 12/15/30	12/24 at 100.00	AA–	975,170
1,000	3.125%, 12/15/31	12/24 at 100.00	AA–	965,810
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A+	1,688,870
15,670	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	15,878,410
1,650	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,668,612
	2012A, 3.250%, 9/01/31
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	7,585,195
	Option Bond Trust 2016-XF0395, 6.777%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
3,515	5.000%, 6/01/27	6/22 at 100.00	A	3,895,675
4,000	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	4,342,120
300	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	N/R	307,875
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
34,865	Total Water and Sewer			37,307,737
$ 948,750	Total Long-Term Investments (cost $901,787,209)			935,953,029

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS 1.3% (0.9% of Total Investments)
	MUNICIPAL BONDS 1.3% (0.9% of Total Investments)
	Housing/Single Family – 1.3% (0.9% of Total Investments)
$ 1,465	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Variable	4/17 at 100.00	A-2	$ 1,465,000
	Rate Demand Obligation, Series 2005O, 0.790%, 10/01/26 (6)
7,050	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Variable	4/17 at 100.00	A-2	7,050,000
	Rate Demand Obligation, Series 2005O, 0.790%, 4/01/31 (6)
8,515	Total Housing/Single Family			8,515,000
$ 8,515	Total Short-Term Investments (cost $8,515,000)			8,515,000
	Total Investments (cost $910,302,209) – 147.3%			944,468,029
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (49.0)% (7)			(313,900,000)
	Other Assets Less Liabilities – 1.7% (8)			10,682,559
	Net Assets Applicable to Common Shares – 100%			$ 641,250,588

Investment in Derivatives as of January 31, 2017
Interest Rate Swaps
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	$25,750,000	Receive	USD-BMA	1.130%	Quarterly	10/30/17	10/30/26	$1,791,075

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$935,953,029	$ —	$935,953,029
Short-Term Investments:
Municipal Bonds	—	8,515,000	—	8,515,000
Investments in Derivatives:
Interest Rate Swaps*	—	1,791,075	—	1,791,075
Total	$ —	$946,259,104	$ —	$946,259,104
* Represents net unrealized appreciation (depreciation).

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of January 31, 2017, the cost of investments (excluding investments in derivatives) was $907,507,770.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$45,817,763
Depreciation	(8,857,504)
Net unrealized appreciation (depreciation) of investments	$36,960,259

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.
This treatment of split-rated securities may differ from that used for other purposes, such as for
Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment has maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 33.2%.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-
traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
USD-BMA	United States Dollar-Bond Market Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2017